FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 25,813,648		$ 25,164,437	$ 106,926,172
Transfer of levels	0	$ 0	0	0
Level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 25,813,648		$ 25,164,437	$ 106,926,172